FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
COMPANY
Investment Company Act file number: 811-4471

Value Line Aggressive Income Trust
-------------------------------------------------------------------------
  (Exact name of registrant as specified in charter)

220 East 42 Street, New York, NY 10017
-------------------------------------------------------------------------
  (Address of principal executive offices)


-------------------------------------------------------------------------
  (Name and address of agent for service)


Registrant's telephone number, including area code: 212-907-1500

Date of Fiscal year-end: 1/31/2005

Date of reporting period: 7/1/2003 - 6/30/2004
Item 1. Proxy Voting Record
Account Number: 95



ISSUER NAME

TICKER
CUSIP
MTG DATE
MTG TYPE






Proposal
Type
Vote
d?
Vote
For/Agnst
Mgmt
Allegheny Technologies

ATI
01741R102
5/6/04
Annual


1.01
  Elect L. Patrick Hassey


MGMT
YES
FOR
FOR
1.02
  Elect H. Kent Bowen


MGMT
YES
FOR
FOR
1.03
  Elect John D. Turner


MGMT
YES
FOR
FOR








Applica

APN
03815A106
5/11/04
Annual


1.01
  Elect Leonard Glazer


MGMT
YES
FOR
FOR
1.02
  Elect Lai Kin


MGMT
YES
FOR
FOR
1.03
  Elect Paul K. Sugrue


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








California Water Service
Group

CWT
130788102
4/28/04
Annual


1.01
  Elect Douglas M. Brown


MGMT
YES
FOR
FOR
1.02
  Elect Robert W. Foy


MGMT
YES
FOR
FOR
1.03
  Elect Edward D. Harris Jr.


MGMT
YES
FOR
FOR
1.04
  Elect Bonnie Guiton Hill


MGMT
YES
FOR
FOR
1.05
  Elect David N. Kennedy


MGMT
YES
FOR
FOR
1.06
  Elect Richard P. Magnuson


MGMT
YES
FOR
FOR
1.07
  Elect Linda R. Meier


MGMT
YES
FOR
FOR
1.08
  Elect Peter C. Nelson


MGMT
YES
FOR
FOR
1.09
  Elect George A. Vera


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








CenterPoint Energy Inc

CNP
15189T107
6/3/04
Annual


1.01
  Elect Robert T. O'Connell


MGMT
YES
FOR
FOR
1.02
  Elect Milton Carroll


MGMT
YES
FOR
FOR
1.03
  Elect John T. Cater


MGMT
YES
FOR
FOR
1.04
  Elect Michael E. Shannon


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Restrict Executive Compensation


SHLDR
YES
AGNST
FOR
4.00
  Repeal Classified Board


SHLDR
YES
FOR
AGNST
5.00
  Approve Other Business


MGMT
YES
FOR
FOR








ConAgra Foods

CAG
205887102
9/25/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Review or Curb Bioengineering


SHLDR
YES
AGNST
FOR
4.00
  Restrict Executive Compensation


SHLDR
YES
AGNST
FOR
5.00
  Redeem or Vote on Poison Pill


SHLDR
YES
FOR
AGNST








Gilat Satellite Networks

GILTF

4/29/04
Annual


1.00
  Approve Financial Statements


MGMT
YES
ABSTA
IN
AGNST
2.00
  Set Board/Supervisory Board Size
Limits


MGMT
YES
ABSTA
IN
AGNST
3.01
  Elect Shlomo Rodav


MGMT
YES
FOR
FOR
3.02
  Elect Robert Bednarek


MGMT
YES
FOR
FOR
3.03
  Elect Gideon Chitayat


MGMT
YES
FOR
FOR
3.04
  Elect Pinchas Buchris


MGMT
YES
FOR
FOR
4.00
  Indemnify Directors/Officers


MGMT
YES
ABSTA
IN
AGNST
5.00
  Increase Authorized Capital


MGMT
YES
ABSTA
IN
AGNST
6.00
  Approve Directors' Fees


MGMT
YES
ABSTA
IN
AGNST
7.00
  Authorize Legal Formalities


MGMT
YES
ABSTA
IN
AGNST
8.00
  Appoint Auditors and Set Their
Fees


MGMT
YES
FOR
FOR
9.00
  Approve Related Party
Transactions


MGMT
YES
ABSTA
IN
AGNST

  Issue Warrants w/o Preemptive Rights














Gold Fields Limited



11/18/03
Annual


1.00
  Approve Financial Statements


MGMT
YES
FOR
FOR
2.10
  Election of Directors by Nominee


MGMT
YES
FOR
FOR
2.20
  Election of Directors by Nominee


MGMT
YES
FOR
FOR
2.30
  Election of Directors by Nominee


MGMT
YES
FOR
FOR
2.40
  Election of Directors by Nominee


MGMT
YES
FOR
FOR
3.00
  Issue Stock w/ or w/o Preemptive
Rights


MGMT
YES
ABSTA
IN
AGNST
4.00
  Issue Stock w/o Preemptive
Rights


MGMT
YES
ABSTA
IN
AGNST
5.00
  Authorize Share Repurchase


MGMT
YES
ABSTA
IN
AGNST








Identix

IDNX
451906101
10/30/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Intermet

INMT
45881K104
4/15/04
Annual


1.01
  Elect John E. Doddridge


MGMT
YES
FOR
FOR
1.02
  Elect John P. Crecine


MGMT
YES
FOR
FOR
1.03
  Elect Julia D. Darlow


MGMT
YES
FOR
FOR
1.04
  Elect Norman Ehlers


MGMT
YES
FOR
FOR
1.05
  Elect John R. Horne


MGMT
YES
FOR
FOR
1.06
  Elect Thomas H. Jeffs II


MGMT
YES
FOR
FOR
1.07
  Elect Charles G. McClure


MGMT
YES
FOR
FOR
1.08
  Elect Richard A. Nawrocki


MGMT
YES
FOR
FOR
1.09
  Elect Richard J. Peters


MGMT
YES
FOR
FOR
1.10
  Elect Pamela E. Rodgers


MGMT
YES
FOR
FOR
1.11
  Elect Gary F. Ruff


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Jakks Pacific

JAKK
47012E106
9/3/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Approve Other Business


MGMT
YES
FOR
FOR








MRV Communications

MRVC
553477100
12/12/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Nicor

GAS
654086107
4/15/04
Annual


1.01
  Elect Robert M. Beavers Jr.


MGMT
YES
FOR
FOR
1.02
  Elect Bruce P. Bickner


MGMT
YES
FOR
FOR
1.03
  Elect John H. Birdsall III


MGMT
YES
FOR
FOR
1.04
  Elect Thomas A. Donahoe


MGMT
YES
FOR
FOR
1.05
  Elect Thomas L. Fisher


MGMT
YES
FOR
FOR
1.06
  Elect John E. Jones


MGMT
YES
FOR
FOR
1.07
  Elect Dennis J. Keller


MGMT
YES
FOR
FOR
1.08
  Elect William A. Osborn


MGMT
YES
FOR
FOR
1.09
  Elect John Rau


MGMT
YES
FOR
FOR
1.10
  Elect John F. Riordan


MGMT
YES
FOR
FOR
1.11
  Elect Russ M. Strobel


MGMT
YES
FOR
FOR
1.12
  Elect Patricia A. Wier


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Redeem or Vote on Poison Pill


SHLDR
YES
FOR
AGNST








Niku

NIKU
654113109
9/10/03
Annual


1.00
  Elect Directors


MGMT
YES
FOR
FOR
2.00
  Decrease Authorized Common Stock


MGMT
YES
FOR
FOR
3.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Noranda



4/26/04
Annual


1.01
  Elect Alex G. Balogh


MGMT
YES
FOR
FOR
1.02
  Elect Andre Berard


MGMT
YES
FOR
FOR
1.03
  Elect Jack L. Cockwell


MGMT
YES
FOR
FOR
1.04
  Elect V. Maureen Kempston Darkes


MGMT
YES
FOR
FOR
1.05
  Elect J. Trevor Eyton


MGMT
YES
FOR
FOR
1.06
  Elect J. Bruce Flatt


MGMT
YES
FOR
FOR
1.07
  Elect A. L. Flood


MGMT
YES
FOR
FOR
1.08
  Elect Norman R. Gish


MGMT
YES
FOR
FOR
1.09
  Elect Robert J. Harding


MGMT
YES
FOR
FOR
1.10
  Elect David W. Kerr


MGMT
YES
FOR
FOR
1.11
  Elect James W. McCutcheon


MGMT
YES
FOR
FOR
1.12
  Elect Frank McKenna


MGMT
YES
FOR
FOR
1.13
  Elect George E. Myhal


MGMT
YES
FOR
FOR
1.14
  Elect Derek G. Pannell


MGMT
YES
FOR
FOR
2.00
  Appoint Auditors and Set Their
Fees


MGMT
YES
FOR
FOR








Orchid Biosciences

ORCHD
68571P506
6/11/04
Annual


1.01
  Elect Sidney M. Hecht


MGMT
YES
FOR
FOR
1.02
  Elect Kenneth D. Noonan


MGMT
YES
FOR
FOR
1.03
  Elect James Beery


MGMT
YES
FOR
FOR
1.04
  Elect Paul J. Kelly


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








PEPCO Holdings Inc

POM
713291102
5/21/04
Annual


1.01
  Elect Jack B. Dunn, IV


MGMT
YES
FOR
FOR
1.02
  Elect Richard B. McGlynn


MGMT
YES
FOR
FOR
1.03
  Elect Peter F. O'Malley


MGMT
YES
FOR
FOR
1.04
  Elect Frank K. Ross


MGMT
YES
FOR
FOR
1.05
  Elect William T. Torgerson


MGMT
YES
FOR
FOR
2.00
  Repeal Classified Board


SHLDR
YES
FOR
AGNST








Phoenix

PNX
71902E109
4/29/04
Annual


1.01
  Elect Jean S. Blackwell


MGMT
YES
FOR
FOR
1.02
  Elect Arthur P. Byrne


MGMT
YES
FOR
FOR
1.03
  Elect Ann Maynard Gray


MGMT
YES
FOR
FOR
1.04
  Elect Dona Davis Young


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Rewards Network Inc

IRN
761557107
5/25/04
Annual


1.01
  Elect Samuel Zell


MGMT
YES
FOR
FOR
1.02
  Elect George S. Wiedemann


MGMT
YES
FOR
FOR
1.03
  Elect Adam M. Aron


MGMT
YES
FOR
FOR
1.04
  Elect Peter C.B. Bynoe


MGMT
YES
FOR
FOR
1.05
  Elect Herbert M. Gardner


MGMT
YES
FOR
FOR
1.06
  Elect Raymond A. Gross


MGMT
YES
FOR
FOR
1.07
  Elect F. Philip Handy


MGMT
YES
FOR
FOR
1.08
  Elect Harold I. Shain


MGMT
YES
FOR
FOR
1.09
  Elect John A. Ward, III


MGMT
YES
FOR
FOR
1.10
  Elect Lester Wunderman


MGMT
YES
FOR
FOR
2.00
  Adopt Stock Option Plan


MGMT
YES
AGNST
AGNST








Seattle Genetics

SGEN
812578102
5/17/04
Annual


1.01
  Elect Marc E. Lippman


MGMT
YES
FOR
FOR
1.02
  Elect Douglas G. Southern


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Semco Energy

SEN
78412D109
5/24/04
Annual


1.01
  Elect John M. Albertine


MGMT
YES
FOR
FOR
1.02
  Elect John R. Hinton


MGMT
YES
FOR
FOR
1.03
  Elect Donald W. Thomason


MGMT
YES
FOR
FOR
2.00
  Approve Issuance/Conversion of
Pref'd Stock


MGMT
YES
AGNST
AGNST
3.00
  Increase Authorized Common Stock


MGMT
YES
FOR
FOR
4.00
  Approve Board Size


MGMT
YES
FOR
FOR
5.00
  Adopt Stock Option Plan


MGMT
YES
FOR
FOR








SpectraSite

SSI
84761M104
5/25/04
Annual


1.01
  Elect Paul M. Albert, Jr.


MGMT
YES
FOR
FOR
1.02
  Elect Stephen H. Clark


MGMT
YES
FOR
FOR
1.03
  Elect Robert Katz


MGMT
YES
FOR
FOR
1.04
  Elect Richard Masson


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








Target Corp

TGT
87612E106
5/19/04
Annual


1.01
  Elect Calvin Darden


MGMT
YES
FOR
FOR
1.02
  Elect Michele J. Hooper


MGMT
YES
FOR
FOR
1.03
  Elect Anne M. Mulcahy


MGMT
YES
FOR
FOR
1.04
  Elect Stephen W. Sanger


MGMT
YES
FOR
FOR
1.05
  Elect Warren R. Staley


MGMT
YES
FOR
FOR
2.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
3.00
  Adopt Stock Option Plan


MGMT
YES
FOR
FOR








Tesoro Petroleum Corp

TSO
881609101
5/11/04
Annual


1.01
  Elect Robert W. Goldman


MGMT
YES
FOR
FOR
1.02
  Elect Steven H. Grapstein


MGMT
YES
FOR
FOR
1.03
  Elect William J. Johnson


MGMT
YES
FOR
FOR
1.04
  Elect A. Maurice Myers


MGMT
YES
FOR
FOR
1.05
  Elect Donald H. Schmude


MGMT
YES
FOR
FOR
1.06
  Elect Bruce A. Smith


MGMT
YES
FOR
FOR
1.07
  Elect Patrick J. Ward


MGMT
YES
FOR
FOR
2.00
  Adopt Director Stock Option Plan


MGMT
YES
FOR
FOR
3.00
  Add Shares to Stock Option Plan


MGMT
YES
FOR
FOR

  Amend Stock Option Plan






4.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR








USEC

USU
90333E108
4/29/04
Annual


1.01
  Elect James R. Mellor


MGMT
YES
FOR
FOR
1.02
  Elect Michael H. Armacost


MGMT
YES
FOR
FOR
1.03
  Elect Joyce F. Brown


MGMT
YES
FOR
FOR
1.04
  Elect John R. Hall


MGMT
YES
FOR
FOR
1.05
  Elect W. Henson Moore


MGMT
YES
FOR
FOR
1.06
  Elect Joseph F. Paquette Jr.


MGMT
YES
FOR
FOR
1.07
  Elect William H. Timbers


MGMT
YES
FOR
FOR
1.08
  Elect James D. Woods


MGMT
YES
FOR
FOR
2.00
  Adopt Stock Option Plan


MGMT
YES
AGNST
AGNST
3.00
  Ratify Selection of Auditors


MGMT
YES
FOR
FOR
4.00
  Cap Executive Pay


SHLDR
YES
AGNST
FOR
5.00
  Hire Proxy Advisory Firm


SHLDR
YES
ABSTA
IN
AGNST








Xcel Energy Inc

XEL
98389B100
5/20/04
Annual


1.00
  Repeal Classified Board


MGMT
YES
FOR
FOR
2.01
  Elect David A. Christensen


MGMT
YES
FOR
FOR
2.02
  Elect Margaret R. Preska


MGMT
YES
FOR
FOR
2.03
  Elect W. Thomas Stephens


MGMT
YES
FOR
FOR
2.04
  Elect Richard H. Anderson


MGMT
YES
FOR
FOR
2.05
  Elect Robert C. Kelly


MGMT
YES
FOR
FOR
2.06
  Elect Ralph R. Peterson


MGMT
YES
FOR
FOR
3.00
  Adopt Director Stock Award Plan


MGMT
YES
AGNST
AGNST











Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.



SIGNATURES:
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Value Line Aggressive Income Trust
---------------------------------------------------------
       (Registrant)


By _David T. Henigson - Vice President/Secretary and Treasurer
       (Signature & Title)


Date _August 9, 2004_